5. Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents
Cash and cash equivalents
5.	Cash and cash equivalents

	2020	2019
Cash and bank deposits	428,812	418,447
Cash equivalents	234,018	1,226,978
Total	662,830	1,645,425

The breakdown of cash equivalents is as follows:

	2020	2019

Local currency
Private bonds and deposits with banks	170,359	514,356
Automatic deposits	59,936	5,505
Total local currency	230,295	519,861

Foreign currency
Deposits with banks	3,723	707,117
Total foreign currency	3,723	707,117

Total	234,018	1,226,978